Note 11 - Commitments and Contingencies - 10Q (Details) Share data in Millions, unless otherwise specified	1 Months Ended		12 Months Ended	0 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 GBP (£)	Dec. 31, 2012 USD ($)	Jan. 02, 2013 Restricted Stock [Member] President [Member]	Jul. 08, 2013 Silverman Contractual Obligation [Member] Chief Executive Officer [Member] USD ($)	Jul. 08, 2013 Geissler Contractual Obligations [Member] President [Member] USD ($)	Jul. 08, 2013 Chief Executive Officer [Member] USD ($)	Jan. 02, 2012 Chief Executive Officer [Member] USD ($)	Dec. 31, 2012 Chief Executive Officer [Member] USD ($)	Jul. 08, 2013 President [Member] USD ($)	Jan. 02, 2013 President [Member] USD ($)
Note 11 - Commitments and Contingencies - 10Q (Details) [Line Items]
Officers' Compensation							$ 330,000	$ 300,000	$ 300,000	$ 200,000	$ 200,000
Officer Compensation Annual Increase							5.00%	10.00%	10.00%	5.00%
Annual Non-allocable Expense Payment							30,000	45,000	45,000
Reimbursement of Disability Insurance							22,500			15,000
Reimbursement of Health Benefits							5,000
Reimbursement of Business Attire Expense							950			950
Contractual Obligation			3,961,000		912,116	166,666
Minimum Capital Raise Proceeds Required To Activate Payment					3,000,000	3,000,000
Change of Control Provision Payment Base Salary Rate							299.00%
Change of Control Provision Payment Bonus Rate							299.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)				4.5
Minimum Capital Investment From Third Party To Activate Payment											5,000,000
Termination Payment Rate										1.00%
Portion of Purchase Price From Sale of Division to Satisfy Outstanding Liabilities (in Pounds)	61,000	40,000
Portion of Purchase Price From Sale of Division to Satisfy Outstanding Liabilities	61,000	40,000
Third Party Claim to Liquidator (in Pounds)	400,000	244,000
Third Party Claim to Liquidator	400,000	244,000
Operating Leases, Rent Expense			$ 11,000